Client Name:
Client Project Name:	BRAVO 2025-NQM1
Start - End Dates:	6/28/2024 - 9/12/2024
Deal Loan Count:	48

Waived Conditions Summary

Review Scope	Category	Code	Description	Count
Credit	Legal Documents	CRDLGL100	Legal document incorrect or incomplete	1
Credit	Terms/Guidelines	CRDTER3262	Property issues indicated	1
Credit	Terms/Guidelines	CRDTER4631	Loan parameters do not meet guidelines	9
Credit	Terms/Guidelines	CRDTER4643	Borrower does not meet guideline requirements	1
Credit	Credit/Mtg History	CRDCRMH149	Missing support docs for VOM/VOR (e.g. cancelled checks)	1
Credit	Credit/Mtg History	CRDCRMH2662	Number of mortgaged properties exceeds guideline limit	8
Credit	Credit/Mtg History	CRDCRMH3000	# of Tradelines Does Not Meet Guideline Requirements	3
Credit	Insurance	CRDINSR289	Insufficient Hazard Insurance Coverage	1
Property Valuations	Property	PRVAPROP177	Property Issues Indicated	1
Compliance	Right of Rescission	CMPROR2330	ROR - Disbursement date is before end of statutory rescission period	1
Compliance	RESPA	CMPRESPA2698	RESPA - List of homeowners counseling organizations not in file	1
Total				28

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